NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS

16. NON-CONTROLLING INTERESTS

As a result of the Taiwan Reorganization (Note 1), the shareholders of MKD Taiwan who did not participate in the Taiwan Reorganization and will continue to directly own 37.64% shares in MKD Taiwan. The remaining 37.64% shares in MKD Taiwan were accounted for as non-controlling interests on the consolidated financial statements.